Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0000860730
Registrant Name	HCA Healthcare, Inc.
Registration File Number	333-295336
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES